Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2010	Sep. 30, 2007
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Exercisable Options/Warrants	208,220
Options intrinsic value	$ 18,181	$ 47,241
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Compensation cost for stock options not yet recognized	$ 773,197
Employees [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Number of options available under Equity Incentive Plan	2,900
Board [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Number of options available under Equity Incentive Plan	9,934
Warrant [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Exercisable Options/Warrants	492,612
Options outstanding, shares	492,612	726,950		815,653
Weighted-Average Remaining Contractual Life in Years	2 years 8 months 12 days
Options granted		116,932
Equity Incentive Plan [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Number of options available under Equity Incentive Plan	2,523,000	3,000,000			175,000	100,000
Options granted	(477,000)
Stock options [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Weighted average exercise price, options	$ 23.30
Exercisable, weighted average remaining contractual term	7 years 3 months 11 days
Options intrinsic value, exercisable	$ 256,347
Options intrinsic value	$ 257,369
Options outstanding, shares	276,861	248,828		205,151
Weighted average exercise price	$ 21.30
Options granted	60,534	63,750
2015 Equity Incentive Plan [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Textual)
Number of options available under Equity Incentive Plan	47,700		300,000